EQUITY ACCOUNTED INVESTMENTS - Schedule Of Current And Non-Current Assets And Liabilities Of Investments In Associates And Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 70,289	$ 55,272
Non-current assets	469,071	368,561
Current liabilities	40,799	31,446
Non-current liabilities	303,362	231,727
Profit (Loss) of associate or joint venture	9,523	7,835
Revenue of associate or joint venture	61,346	58,508
Other Comprehensive Income of associate or joint venture	2,980	(1,166)
Real Estate1 [Member] | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,411	1,455
Non-current assets	43,956	41,220
Current liabilities	2,769	4,243
Non-current liabilities	17,915	15,482
Profit (Loss) of associate or joint venture	1,300	1,173
Revenue of associate or joint venture	2,408	2,228
Other Comprehensive Income of associate or joint venture	(19)	(38)
Real Estate1 [Member] | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,669	1,544
Non-current assets	21,839	21,399
Current liabilities	1,827	3,110
Non-current liabilities	4,947	3,526
Profit (Loss) of associate or joint venture	454	724
Revenue of associate or joint venture	1,511	1,503
Other Comprehensive Income of associate or joint venture	25	82
Real Estate1 [Member] | Value Add (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	647	650
Non-current assets	19,017	19,986
Current liabilities	4,197	3,985
Non-current liabilities	4,643	5,738
Profit (Loss) of associate or joint venture	422	35
Revenue of associate or joint venture	1,921	1,863
Other Comprehensive Income of associate or joint venture	8	(3)
Real Estate1 [Member] | North American Residential (Member)
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	364	602
Non-current assets	3,133	1,612
Current liabilities	457	275
Non-current liabilities	1,091	475
Profit (Loss) of associate or joint venture	316	341
Revenue of associate or joint venture	1,087	933
Other Comprehensive Income of associate or joint venture	0	0
Real Estate1 [Member] | Opportunistic
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	38	43
Non-current assets	237	352
Current liabilities	247	80
Non-current liabilities	0	234
Profit (Loss) of associate or joint venture	(52)	(39)
Revenue of associate or joint venture	78	159
Other Comprehensive Income of associate or joint venture	0	0
Real Estate1 [Member] | Core plus
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	293	512
Non-current assets	7,905	8,066
Current liabilities	119	513
Non-current liabilities	2,993	3,516
Profit (Loss) of associate or joint venture	185	141
Revenue of associate or joint venture	445	403
Other Comprehensive Income of associate or joint venture	3	(22)
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	15	94
Non-current assets	264	1,358
Current liabilities	6	58
Non-current liabilities	208	914
Profit (Loss) of associate or joint venture	582	87
Revenue of associate or joint venture	157	272
Other Comprehensive Income of associate or joint venture	35	(179)
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	45	230
Non-current assets	8,607	11,051
Current liabilities	0	72
Non-current liabilities	4,067	6,147
Profit (Loss) of associate or joint venture	3,210	2,481
Revenue of associate or joint venture	10,401	9,353
Other Comprehensive Income of associate or joint venture	(20)	(59)
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	57	195
Non-current assets	213	6,257
Current liabilities	19	259
Non-current liabilities	24	4,080
Profit (Loss) of associate or joint venture	131	198
Revenue of associate or joint venture	518	902
Other Comprehensive Income of associate or joint venture	0	66
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3,208	382
Non-current assets	29,821	15,453
Current liabilities	8,211	2,544
Non-current liabilities	2,964	2,351
Profit (Loss) of associate or joint venture	(513)	(127)
Revenue of associate or joint venture	503	475
Other Comprehensive Income of associate or joint venture	288	(658)
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	401	366
Non-current assets	1,147	586
Current liabilities	219	240
Non-current liabilities	99	414
Profit (Loss) of associate or joint venture	289	77
Revenue of associate or joint venture	646	496
Other Comprehensive Income of associate or joint venture	(3)	(2)
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	29,291	32,524
Non-current assets	127,890	107,936
Current liabilities	912	1,005
Non-current liabilities	138,352	126,379
Profit (Loss) of associate or joint venture	642	898
Revenue of associate or joint venture	12,216	14,366
Other Comprehensive Income of associate or joint venture	192	750
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3,318	2,261
Non-current assets	25,755	19,142
Current liabilities	2,198	1,775
Non-current liabilities	15,177	10,372
Profit (Loss) of associate or joint venture	508	651
Revenue of associate or joint venture	1,964	1,781
Other Comprehensive Income of associate or joint venture	3	(1)
LP Investments and Other [Member] | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	243	0
Non-current assets	5,507	354
Current liabilities	185	0
Non-current liabilities	2,436	0
Profit (Loss) of associate or joint venture	473	(15)
Revenue of associate or joint venture	224	17
Other Comprehensive Income of associate or joint venture	(134)	(78)
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	192	160
Non-current assets	3,139	1,882
Current liabilities	63	67
Non-current liabilities	2,099	1,228
Profit (Loss) of associate or joint venture	(21)	(91)
Revenue of associate or joint venture	245	193
Other Comprehensive Income of associate or joint venture	63	(114)
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	5,608	1,293
Non-current assets	12,529	10,782
Current liabilities	1,049	1,208
Non-current liabilities	9,838	6,072
Profit (Loss) of associate or joint venture	1,214	342
Revenue of associate or joint venture	3,029	3,119
Other Comprehensive Income of associate or joint venture	486	(820)
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	6,485	1,927
Non-current assets	44,270	42,012
Current liabilities	6,226	2,142
Non-current liabilities	25,551	22,600
Profit (Loss) of associate or joint venture	395	964
Revenue of associate or joint venture	3,098	2,732
Other Comprehensive Income of associate or joint venture	2,103	(764)
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	768	112
Non-current assets	5,312	532
Current liabilities	533	83
Non-current liabilities	3,261	237
Profit (Loss) of associate or joint venture	48	(11)
Revenue of associate or joint venture	389	228
Other Comprehensive Income of associate or joint venture	41	(123)
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	7,039	3,787
Non-current assets	51,543	13,618
Current liabilities	3,440	3,114
Non-current liabilities	47,537	8,406
Profit (Loss) of associate or joint venture	372	(15)
Revenue of associate or joint venture	8,559	6,888
Other Comprehensive Income of associate or joint venture	95	(80)
Other [Member] | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,950	1,987
Non-current assets	13,716	9,638
Current liabilities	2,215	2,908
Non-current liabilities	7,234	4,882
Profit (Loss) of associate or joint venture	(221)	198
Revenue of associate or joint venture	1,772	2,465
Other Comprehensive Income of associate or joint venture	(101)	880
Industrial products [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,490	1,257
Non-current assets	4,255	1,649
Current liabilities	950	564
Non-current liabilities	2,025	1,041
Sustainable Solutions | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3,080	2,978
Non-current assets	14,220	13,930
Current liabilities	2,730	2,515
Non-current liabilities	6,325	6,128
Profit (Loss) of associate or joint venture	(82)	(365)
Revenue of associate or joint venture	6,393	5,350
Other Comprehensive Income of associate or joint venture	(17)	124
Wind [Member] | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,590	890
Non-current assets	23,288	19,395
Current liabilities	2,199	677
Non-current liabilities	3,687	1,420
Profit (Loss) of associate or joint venture	(109)	16
Revenue of associate or joint venture	234	353
Other Comprehensive Income of associate or joint venture	(146)	(128)
Core plus | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	70	0
Non-current assets	1,145	0
Current liabilities	18	0
Non-current liabilities	810	0
Profit (Loss) of associate or joint venture	(26)	0
Revenue of associate or joint venture	50	0
Other Comprehensive Income of associate or joint venture	85	0
North American Residential (Member) | Real Estate1 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	17	23
Non-current assets	363	351
Current liabilities	10	9
Non-current liabilities	79	85
Profit (Loss) of associate or joint venture	40	42
Revenue of associate or joint venture	43	41
Other Comprehensive Income of associate or joint venture	$ 0	$ 0